Equity Investees (Consolidated Financial Statements Related To Equity Investees) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Genesis’ share of operating earnings	$ 53,783	$ 33,152	$ 24,532
Amortization of excess purchase price	(10,648)	(10,477)	(10,187)
Net equity in earnings	43,135	22,675	14,345
Distributions received	$ 75,528	$ 46,564	$ 38,809